BUSINESS COMBINATION (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended
	Apr. 29, 2023	Apr. 29, 2023	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Business Combination [Line Items]
Common stock shares authorized				300,000,000	70,000,000	70,000,000
Common stock par value				$ 0.0001	$ 0.0001	$ 0.0001
SLG Innovation Inc. [Member]
Business Combination [Line Items]
Restricted investments								$ 1,401,923
Refundable deposits increased					$ 2,000,000
Cash advances and loans					561,808		$ 20,000	20,000
Diligence costs					20,000
Accounts receivable					1,418,192		1,418,192	820,025
Refundable deposits	$ 2,000,000	$ 2,000,000	$ 2,000,000.0		$ 2,000,000	$ 2,000,000	$ 561,808	$ 561,808
Estimated amount of payables	$ 2,136,445	$ 2,136,445
Business combination excluding payables	9000.00%
Number of shares of capital stock	33,212	996,355		33,609
Common stock shares authorized			33,609
Face value			$ 10,000
Prepaid deposit			$ 2,000,000
Common stock par value			$ 0.0001
Accounts receivable			$ 10,814,147
SLG Innovation Inc. [Member] | Series E Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock shares issued			51
Face value			$ 10,000
Conversion price			$ 1.00
Business combination, noncontrolling interest, percentage			49.00%